Net Loss Per Share Attributable to Common Stockholders (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary Of Calculation Of Basic And Diluted Net Loss Per Share Attributable To Common Stockholders	The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2020 and December 31, 2019 (in thousands, number of shares, and per share amounts):

	Years Ended December 31,
	2020	2019
Numerator:
Net loss attributable to common stockholders	$(208,230)	$(387,482)
Denominator:
Basic and diluted weighted-average shares outstanding	42,483	25,054
Loss per share:

Basic and diluted loss per share	$(4.90)	$(16.11)

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Summary Of Calculation Of Basic And Diluted Net Loss Per Share Attributable To Common Stockholders
The following table presents the calculation of basic and diluted net loss per share attributable to Common Stockholders (in thousands, except per share amounts):

	Three M onths E nded September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net loss attributable to common stockholders	$(41,808)	$(43,795)	$(170,052)	$(164,094)
Denominator:
Basic and diluted weighted-average shares outstanding	58,157	44,661	55,866	40,118
Loss per share:

Basic and diluted loss per share	$(0.72)	$(0.98)	$(3.04)	$(4.09)

Summary Of Outstanding Securities Were Excluded From The Computation Of Diluted Net Loss Per Share
The following outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented (in thousands):

	As of September 30,
	2021	2020
Redeemable convertible preferred stock	—	153,739
Redeemable convertible senior preferred stock	29,234	—
Redeemable convertible prime preferred stock	149,446	—
Exchanged common stock	4,293	—
Founders convertible preferred stock	4,540	4,540
Unvested common stock shares	589	9,121
Stock options	14,755	18,198
Restricted stock units	5,825	—
Warrants to purchase redeemable convertible preferred stock		68
Warrants to purchase redeemable convertible prime preferred stock	68	—
Warrants to purchase redeemable convertible senior preferred stock	3,208	—

Total	211,958	185,666

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Years Ended December 31,
	2020	2019
Redeemable convertible preferred shares	153,739	135,024
Founders Preferred	4,540	4,540
Unvested common stock shares	4,584	13,461
Stock Options	19,242	17,615
Early Exercises of Stock Options	2,866	316
Warrants to purchase redeemable convertible preferred stock	107	310

Total	185,078	171,266